UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945

                          Centennial Money Market Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================


Centennial Money Market Trust

                                                                         Principal
                                                                            Amount               Value
---------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--18.0%
DOMESTIC CERTIFICATES OF DEPOSIT--3.8%
Citibank NA:
1.67%, 11/23/04                                                  $     120,000,000    $    120,000,000
1.81%, 12/13/04                                                         85,000,000          85,000,000
---------------------------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank:
1.81%, 12/20/04                                                         10,000,000           9,998,658
1.92%, 12/29/04                                                        100,000,000         100,000,000
---------------------------------------------------------------------------------------------------------
National Bank of Commerce, Tennessee, 1.64%, 10/1/04 1                  80,000,000          80,000,000
---------------------------------------------------------------------------------------------------------
Washington Mutual Bank, 1.63%, 11/1/04                                 100,000,000          99,991,465
---------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
1.78%, 11/10/04                                                        100,000,000         100,000,000
1.86%, 12/16/04                                                         50,000,000          50,000,000
---------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA:
1.60%, 10/5/04                                                          50,000,000          50,000,000
1.61%, 10/7/04                                                          85,000,000          85,000,000
                                                                                      -------------------
                                                                                           779,990,123

---------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--14.2%
Bank of Nova Scotia:
1.59%, 11/10/04                                                         50,000,000          49,997,226
1.76%, 6/29/05 1                                                       150,000,000         149,955,174
---------------------------------------------------------------------------------------------------------
BNP Paribas, Chicago, 1.525%, 10/18/04                                  29,000,000          29,000,000
---------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 1.743%, 6/22/05 1                               125,000,000         124,959,053
---------------------------------------------------------------------------------------------------------
Calyon, New York, 1.52%, 10/15/04                                       35,000,000          35,000,000
---------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
1.765%, 12/22/04                                                        40,000,000          40,000,453
1.77%, 6/28/05 1                                                        90,000,000          89,979,901
1.84%, 12/9/04                                                         100,000,000         100,000,000
---------------------------------------------------------------------------------------------------------
Danske Bank, New York, 1.77%, 6/24/05 1                                100,000,000          99,977,940
---------------------------------------------------------------------------------------------------------
Deutsche Bank, New York, 1.81%, 12/13/04                               100,000,000         100,000,000
---------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York, 1.75%, 12/8/04                            100,000,000         100,000,000
---------------------------------------------------------------------------------------------------------
HBOS Treasury Services, New York:
1.51%, 10/14/04                                                        100,000,000         100,000,000
1.65%, 10/29/04                                                        187,000,000         187,000,000
1.83%, 12/13/04                                                         50,000,000          50,000,000
---------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
1.56%, 10/21/04                                                        150,000,000         150,000,000
1.72%, 12/15/04                                                         40,000,000          40,000,000
---------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York Branch:
1.615%, 10/29/04                                                       150,000,000         150,000,000
1.72%, 12/20/04                                                         50,000,000          50,000,000
1.75%, 12/15/04                                                         44,400,000          44,400,000
1.765%, 6/29/05 1                                                       73,000,000          72,980,912
---------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York, 1.315%, 12/20/04                       25,000,000          24,976,785
---------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York Branch, 1.77%, 6/27/05 1                150,000,000         149,966,621
---------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York:
1.77%, 12/22/04                                                         93,000,000          93,000,000
1.85%, 12/17/04                                                         39,500,000          39,500,000
---------------------------------------------------------------------------------------------------------
Societe Generale, New York:
1.688%, 6/14/05 1                                                      117,000,000         116,971,701
1.76%, 12/23/04                                                        150,000,000         150,000,000
1.91%, 12/31/04                                                        133,000,000         132,996,586
---------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 1.72%, 12/20/04                              200,000,000         200,000,000
---------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York:
1.61%, 10/14/04                                                        100,000,000         100,000,000
1.72%, 12/17/04                                                         40,000,000          40,000,000
1.74%, 12/2/04                                                           8,000,000           8,000,000
1.82%, 12/16/04                                                         45,000,000          45,000,000
1.84%, 12/10/04                                                        100,000,000         100,000,000
                                                                                      -------------------
                                                                                         2,963,662,352

                                                                                      -------------------
Total Certificates of Deposit (Cost $3,743,652,475)                                      3,743,652,475
---------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--17.7%
AB SPINTAB:
1.58%, 10/25/04                                                         36,126,000          36,087,947
1.66%, 12/7/04                                                         195,000,000         194,397,558
1.71%, 12/8/04                                                         115,000,000         114,628,550
1.74%, 12/3/04                                                          32,000,000          31,902,560
1.82%, 12/13/04                                                         50,000,000          49,815,472
---------------------------------------------------------------------------------------------------------
ABN AMRO North America Finance, Inc., 1.70%, 12/10/04                   72,500,000          72,260,347
---------------------------------------------------------------------------------------------------------
Bank of Nova Scotia:
1.54%, 10/20/04                                                         50,000,000          50,000,000
1.54%, 10/21/04                                                         50,000,000          49,957,222
1.54%, 10/22/04                                                         50,000,000          49,955,083
---------------------------------------------------------------------------------------------------------
BNP Paribas Finance, Inc., 1.70%, 12/13/04                              50,000,000          49,827,639
---------------------------------------------------------------------------------------------------------
Calyon North America, Inc.:
1.84%, 12/17/04                                                        150,000,000         149,409,667
1.905%, 12/30/04                                                        75,000,000          74,642,813
2%, 3/4/05                                                             100,000,000          99,144,444
---------------------------------------------------------------------------------------------------------
Danske Corp., Series A:
1.62%, 10/8/04                                                          43,230,000          43,216,383
1.65%, 10/7/04                                                          25,526,000          25,518,980
1.84%, 12/9/04                                                          31,000,000          30,890,673
1.84%, 12/17/04                                                        100,000,000          99,606,444
---------------------------------------------------------------------------------------------------------
Danske Corp., Series B, 1.51%, 10/13/04                                100,000,000          99,949,667
---------------------------------------------------------------------------------------------------------
Deutsche Bank Financial LLC, 1.84%, 12/16/04                           150,000,000         149,417,333
---------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
1.51%, 10/8/04                                                          50,000,000          49,985,319
1.52%, 10/12/04                                                         50,000,000          49,976,778
1.73%, 11/19/04                                                          4,600,000           4,589,168
1.805%, 12/10/04                                                       122,300,000         121,870,761
---------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
1.73%, 12/21/04 2                                                      100,000,000          99,610,750
1.74%, 12/23/04 2                                                      150,000,000         149,398,250
2.08%, 3/29/05 2                                                       148,000,000         146,469,351
---------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
1.51%, 10/14/04                                                         66,500,000          66,463,739
1.635%, 11/2/04                                                         36,000,000          35,947,680
1.645%, 11/5/04                                                         32,000,000          31,948,822
1.69%, 11/23/04                                                         38,000,000          37,905,454
1.70%, 12/9/04                                                          46,000,000          45,849,983
1.84%, 12/3/04                                                          65,000,000          64,811,175
1.84%, 12/16/04                                                         15,090,000          15,031,384
---------------------------------------------------------------------------------------------------------
National Australia Funding (Delaware), Inc., 1.61%, 10/1/04             50,000,000          50,000,000
---------------------------------------------------------------------------------------------------------
Nationwide Building Society:
1.50%, 10/6/04                                                         137,000,000         136,971,458
1.82%, 12/14/04 2                                                       95,000,000          94,644,594
1.91%, 12/29/04 2                                                       70,000,000          69,669,464
1.91%, 2/25/05                                                         115,000,000         114,103,096
---------------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
1.60%, 10/14/04                                                         58,000,000          57,966,489
1.615%, 10/15/04                                                        50,000,000          49,968,597
---------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc, 1.53%, 10/20/04                            200,000,000         199,838,500
---------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 1.62%, 11/10/04 2                                     60,000,000          59,892,000
---------------------------------------------------------------------------------------------------------
St. George Bank Ltd., 1.65%, 11/10/04 2                                 42,500,000          42,422,083
---------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc., 1.62%, 10/4/04 2                           27,000,000          26,996,355
---------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., Series S, 2.08%, 3/29/05                  130,000,000         128,655,511
---------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
1.75%, 12/22/04                                                         40,000,000          39,840,556
1.75%, 12/23/04                                                         40,000,000          39,838,611
1.83%, 11/30/04                                                         27,600,000          27,515,820
1.84%, 12/3/04                                                           9,900,000           9,868,122
1.84%, 12/7/04                                                          23,500,000          23,419,526
1.88%, 10/1/04                                                         125,000,000         125,000,000
                                                                                      -------------------
Total Direct Bank Obligations (Cost $3,687,098,178)                                      3,687,098,178

---------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--59.8%
---------------------------------------------------------------------------------------------------------
ASSET-BACKED--23.8%
Barton Capital Corp.:
1.655%, 11/12/04 2                                                      38,624,000          38,549,423
1.80%, 11/8/04 2                                                        44,111,000          44,027,189
---------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC:
1.60%, 10/13/04 2                                                       29,152,000          29,136,452
1.64%, 10/20/04 2                                                       39,332,000          39,297,956
1.80%, 10/27/04                                                         50,000,000          49,935,000
1.87%, 12/8/04                                                          25,324,000          25,234,550
---------------------------------------------------------------------------------------------------------
Crown Point Capital Co.:
1.61%, 10/18/04 2                                                       34,046,000          34,020,116
1.67%, 11/4/04 2                                                        76,212,000          76,091,797
1.85%, 12/6/04 2                                                        70,000,000          69,762,583
1.85%, 1/21/05 2                                                        79,366,000          78,909,205
2.09%, 3/8/05 2                                                         60,000,000          59,449,633
2.11%, 3/21/05 2                                                        38,625,000          38,237,881
---------------------------------------------------------------------------------------------------------
Eiffel Funding LLC:
1.55%, 10/18/04 2                                                       50,000,000          49,963,403
1.61%, 10/25/04 2                                                       65,000,000          64,930,233
1.67%, 11/17/04 2                                                       42,000,000          41,908,428
1.68%, 11/16/04 2                                                      104,121,000         103,898,178
1.68%, 11/18/04 2                                                       32,500,000          32,427,200
1.87%, 12/16/04 2                                                       17,585,000          17,515,578
---------------------------------------------------------------------------------------------------------
Fairway Finance Corp.:
1.625%, 10/1/04 2                                                       19,276,000          19,276,000
1.64%, 10/13/04 2                                                       39,847,000          39,825,217
1.92%, 2/23/05 2                                                        27,126,000          26,916,226
---------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
1.61%, 10/15/04                                                        115,000,000         114,927,997
1.61%, 10/18/04                                                        135,000,000         134,897,363
1.65%, 11/3/04                                                          89,000,000          88,865,388
1.74%, 12/14/04                                                         80,000,000          79,713,867
---------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 1.62%, 10/1/04 2                          100,000,000         100,000,000
---------------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
1.82%, 10/25/04 2                                                       32,664,000          32,624,368
1.83%, 10/4/04 2                                                        91,094,000          91,080,788
1.85%, 10/5/04 2                                                        24,636,000          24,631,429
---------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
1.52%, 10/8/04 2                                                        50,000,000          49,985,222
1.55%, 10/19/04 2                                                      102,900,000         102,820,253
1.58%, 10/21/04 2                                                       25,000,000          24,978,056
1.59%, 10/25/04 2                                                       70,000,000          69,925,800
1.65%, 11/3/04 2                                                       113,000,000         112,829,088
1.66%, 11/15/04 2                                                       50,000,000          49,896,250
1.81%, 12/6/04 2                                                        10,000,000           9,966,817
---------------------------------------------------------------------------------------------------------
Grampian Funding LLC:
1.63%, 10/27/04 2                                                       32,957,000          32,918,202
1.73%, 11/9/04 2                                                        34,000,000          33,936,278
1.86%, 12/16/04 2                                                       65,000,000          64,744,767
1.88%, 12/21/04 2                                                       50,000,000          49,788,500
---------------------------------------------------------------------------------------------------------
Legacy Capital LLC:
1.82%, 12/6/04 2                                                        15,822,000          15,769,207
2.02%, 3/4/05 2                                                         53,145,000          52,685,768
2.03%, 3/7/05 2                                                        184,281,000         182,649,550
---------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
1.49%, 10/5/04 2                                                        50,000,000          49,991,722
1.55%, 10/19/04 2                                                       55,233,000          55,190,194
1.61%, 10/25/04 2                                                      100,000,000          99,892,667
1.64%, 11/8/04 2                                                        62,302,000          62,193,255
1.65%, 11/2/04 2                                                        40,889,000          40,829,029
1.74%, 11/22/04 2                                                        6,105,000           6,089,656
2%, 3/1/05 2                                                            75,000,000          74,370,833
2.08%, 3/2/05 2                                                         29,000,000          28,745,316
---------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
1.58%, 10/19/04 2                                                       16,682,000          16,668,821
1.59%, 10/22/04 2                                                       33,000,000          32,969,393
1.63%, 10/15/04 2                                                       50,000,000          49,968,306
1.63%, 10/18/04 2                                                      100,000,000          99,923,028
1.67%, 10/27/04 2                                                       42,200,000          42,149,102
1.75%, 12/13/04 2                                                       65,263,000          65,031,407
1.86%, 12/1/04 2                                                        65,500,000          65,293,566
2.04%, 3/7/05 2                                                         24,000,000          23,786,480
2.08%, 3/24/05 3                                                        25,000,000          24,748,667
---------------------------------------------------------------------------------------------------------
New Center Asset Trust, 1.60%, 10/7/04                                 123,000,000         122,967,200
---------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
1.52%, 10/6/04 2                                                        95,000,000          94,979,944
1.55%, 10/21/04 2                                                      191,432,000         191,267,156
1.56%, 10/19/04 2                                                       84,000,000          83,934,480
1.81%, 12/2/04 2                                                        58,000,000          57,819,201
---------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC:
1.79%, 10/15/04 2                                                      101,419,000         101,348,401
1.84%, 12/7/04 2                                                        25,000,000          24,914,389
---------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 1.67%, 10/4/04 2                           78,280,000          78,269,432
---------------------------------------------------------------------------------------------------------
Solitaire Funding LLC:
1.62%, 10/1/04 2                                                        30,043,000          30,043,000
1.72%, 11/15/04 2                                                      125,308,000         125,044,236
1.86%, 12/6/04 2                                                        37,607,000          37,478,760
1.935%, 2/15/05 2                                                       45,481,000          45,146,089
1.94%, 12/29/04 2                                                       17,000,000          16,919,307
1.96%, 2/4/05 2                                                        150,000,000         148,971,000
1.96%, 2/8/05 2                                                         20,276,000          20,132,491
---------------------------------------------------------------------------------------------------------
Thornburg Mortgage Capital Resources, 1.685%, 11/1/04 2                105,000,000         104,896,794
---------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
1.69%, 10/6/04 2                                                        98,000,000          97,978,131
1.69%, 10/7/04 2                                                        62,639,000          62,621,357
1.70%, 10/12/04 2                                                       29,897,000          29,882,840
1.77%, 12/2/04 2                                                        49,622,000          49,470,736
1.89%, 12/13/04 3                                                       11,877,000          11,831,481
---------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 1.79%, 10/7/04 2                                  70,000,000          69,979,117
                                                                                      -------------------
                                                                                         4,942,684,190

---------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
BMW US Capital Corp., 1.86%, 10/1/04 2                                   2,100,000           2,100,000
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--8.3%
Banc of America Securities LLC, 1.86%, 10/1/04 1                       180,000,000         180,000,000
---------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
1.83%, 12/2/04                                                         100,000,000          99,684,833
1.83%, 12/3/04                                                          90,000,000          89,711,775
---------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
1.50%, 10/12/04                                                        100,000,000          99,954,167
1.50%, 10/13/04                                                        100,000,000          99,950,000
1.555%, 10/22/04                                                       136,000,000         135,876,100
1.65%, 10/7/04                                                          40,000,000          39,989,000
1.68%, 11/22/04                                                         74,000,000          73,820,427
1.70%, 10/1/04                                                          43,000,000          43,000,000
---------------------------------------------------------------------------------------------------------
First Clearing LLC, 1.93%, 6/6/05 1                                    140,000,000         140,000,000
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
1.25%, 10/20/04 4                                                       94,500,000          94,500,000
1.64%, 10/8/04 4                                                        50,000,000          50,000,000
1.68%, 10/18/04 4                                                      102,000,000         102,000,000
1.81%, 12/15/04 4                                                       55,000,000          55,000,000
---------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 2.13%, 12/15/04 1                               152,000,000         152,000,000
---------------------------------------------------------------------------------------------------------
Morgan Stanley:
1.78%, 10/22/04                                                         50,000,000          49,948,083
1.79%, 11/5/04                                                         215,000,000         214,625,840
                                                                                      -------------------
                                                                                         1,720,060,225

---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.0%
Bank of America Corp.:
1.52%, 10/4/04                                                         150,000,000         149,981,000
1.60%, 10/26/04                                                        150,000,000         149,833,333
1.64%, 11/3/04                                                          64,600,000          64,502,885
---------------------------------------------------------------------------------------------------------
Citicorp, 1.745%, 12/3/04                                              123,500,000         123,122,862
---------------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
1.61%, 10/28/04                                                        100,000,000          99,879,250
1.635%, 11/1/04                                                        255,000,000         254,640,981
                                                                                      -------------------
                                                                                           841,960,311

---------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.6%
Caterpillar Financial Services Corp., Series F:
1.70%, 1/14/05 1                                                        20,000,000          20,008,241
1.94%, 4/25/05 1                                                        35,000,000          35,064,109
---------------------------------------------------------------------------------------------------------
Private Export Funding Corp.:
1.54%, 10/20/04 2                                                       18,000,000          17,985,370
1.80%, 1/13/05 2                                                        47,200,000          46,954,560
                                                                                      -------------------
                                                                                           120,012,280

---------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
American Express Credit Corp., Series B:
1.83%, 8/11/05 1                                                        25,000,000          25,023,891
1.85%, 9/30/05 1                                                       125,000,000         125,050,488
1.899%, 12/16/04 1                                                      10,000,000          10,003,106
                                                                                      -------------------
                                                                                           160,077,485

---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.9%
General Electric Capital Corp.:
1.60%, 10/12/04                                                         15,000,000          14,992,667
1.66%, 11/24/04                                                        150,000,000         149,626,500
1.80%, 12/8/04                                                          48,000,000          47,836,800
1.80%, 12/9/04                                                          43,000,000          42,853,088
---------------------------------------------------------------------------------------------------------
General Electric Capital Services:
1.61%, 10/27/04                                                        145,000,000         144,831,397
1.64%, 11/4/04                                                         145,000,000         144,775,411
2%, 3/8/05                                                              30,000,000          29,736,667
---------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 1.58%, 10/8/04                        46,500,000          46,485,714
---------------------------------------------------------------------------------------------------------
Household Finance Corp.:
1.51%, 10/8/04                                                          92,500,000          92,472,841
1.54%, 10/22/04                                                         30,000,000          29,973,050
1.60%, 10/13/04                                                        135,200,000         135,129,060
1.60%, 10/14/04                                                        100,000,000          99,942,222
1.63%, 11/1/04                                                          50,000,000          49,929,819
1.735%, 12/2/04                                                         24,000,000          23,928,287
---------------------------------------------------------------------------------------------------------
Prudential Funding LLC:
1.62%, 10/28/04                                                        132,000,000         131,839,620
1.64%, 11/5/04                                                          50,000,000          49,920,278
                                                                                      -------------------
                                                                                         1,234,273,421

---------------------------------------------------------------------------------------------------------
INSURANCE--6.3%
ING America Insurance Holdings, Inc.:
1.50%, 10/6/04                                                          25,000,000          24,994,792
1.52%, 10/13/04                                                         40,000,000          39,979,733
1.57%, 10/20/04                                                         33,000,000          32,972,656
1.60%, 10/18/04                                                         30,000,000          29,977,333
1.62%, 10/27/04                                                         40,000,000          39,953,200
1.62%, 10/28/04                                                         68,860,000          68,776,335
1.64%, 11/2/04                                                          35,000,000          34,948,978
1.72%, 11/29/04                                                         28,500,000          28,419,662
1.74%, 12/13/04                                                         42,500,000          42,350,046
---------------------------------------------------------------------------------------------------------
ING USA Annuity & Life Insurance Co., 1.76%, 11/17/04                   72,600,000          72,600,000
---------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6,
1.76%, 10/15/04 1,3                                                     50,000,000          50,000,000
---------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co.:
1.65%, 3/1/05 1                                                         70,000,000          70,000,000
1.66%, 10/1/04 1                                                        48,000,000          48,000,000
---------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
1.51%, 10/6/04 2                                                        95,000,000          94,980,076
1.51%, 10/7/04 2                                                        50,000,000          49,987,417
1.79%, 11/3/04 2                                                        75,000,000          74,876,938
1.79%, 11/4/04 2                                                        32,355,000          32,300,302
---------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5,
1.80%, 10/15/04 1,4                                                     69,400,000          69,400,000
---------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 1.65%, 1/31/05 1                  165,000,000         165,000,000
---------------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co.:
1.75%, 10/27/04 1                                                       65,000,000          65,000,000
1.75%, 12/17/04 1                                                      100,000,000         100,000,000
---------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co.:
1.75%, 10/1/04 1,4                                                      16,000,000          16,000,000
1.75%, 10/1/04 1,4                                                      15,000,000          15,000,000
1.75%, 10/1/04 1,4                                                      50,000,000          50,000,000
                                                                                      -------------------
                                                                                         1,315,517,468

---------------------------------------------------------------------------------------------------------
LEASING & FACTORING--0.8%
American Honda Finance Corp.:
1.31%, 12/6/04 1,3                                                      50,000,000          49,999,101
1.68%, 11/19/04 1,3                                                     40,000,000          39,999,462
---------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 1.64%, 11/4/04 2                             75,000,000          74,883,833
                                                                                      -------------------
                                                                                           164,882,396

---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Wal-Mart Stores, Inc., 1.53%, 10/5/04 2                                 40,800,000          40,793,064
---------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.1%
Blue Spice LLC, 1.54%, 10/12/04 2                                       61,300,000          61,271,155
---------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B, 1.80%, 12/7/04     5,300,000           5,282,245
---------------------------------------------------------------------------------------------------------
Independence Funding LLC, 1.80%, 10/27/04 2,3                           58,869,000          58,792,470
---------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
1.53%, 10/12/04 2                                                       23,200,000          23,189,154
1.55%, 10/20/04 2                                                       55,300,000          55,254,762
1.62%, 10/25/04 2                                                      106,100,000         105,986,470
1.65%, 11/1/04 2                                                        15,600,000          15,577,835
1.72%, 12/10/04 2                                                       25,000,000          24,916,389
1.75%, 12/2/04 2                                                        82,000,000          81,754,756
1.80%, 6/30/05 1,3                                                      65,500,000          65,490,075
2.07%, 3/22/05 2                                                        45,000,000          44,554,950
---------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
1.51%, 10/8/04 2                                                       120,000,000         119,964,767
1.66%, 11/17/04 2                                                       50,000,000          49,891,639
1.73%, 10/15/04 1,3                                                    100,000,000         100,000,000
1.77%, 1/21/05 1,3                                                      90,000,000          89,994,507
---------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
1.72%, 12/10/04 1,3                                                     50,000,000          49,999,044
1.74%, 10/15/04 1,3                                                     40,000,000          39,999,847
1.74%, 1/14/05 1,3                                                      23,000,000          22,999,338
1.801%, 11/19/04 1,3                                                    50,000,000          50,000,000
---------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 1.828%, 10/22/04 1,3                   156,500,000         156,500,000
---------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
1.58%, 10/5/04 2                                                        11,000,000          10,998,069
1.58%, 12/1/04 1,3                                                     100,000,000          99,997,500
1.63%, 10/28/04 2                                                       42,000,000          41,948,655
1.66%, 12/6/04 1,3                                                      40,000,000          39,998,565
1.71%, 6/17/05 1,3                                                      90,000,000          89,987,227
1.73%, 12/15/04 1,3                                                     75,000,000          74,997,696
1.743%, 5/17/05 1,3                                                     50,000,000          49,992,192
1.77%, 12/20/04 1,3                                                     87,000,000          86,996,150
1.81%, 11/26/04 1,3                                                    150,000,000         149,996,567
---------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC, 1.64%, 10/4/04 3                               19,700,000          19,697,308
                                                                                      -------------------
                                                                                         1,886,029,332

                                                                                      -------------------
Total Short-Term Notes (Cost $12,428,390,172)                                           12,428,390,172

---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--4.3%
Federal Home Loan Bank:
1.40%, 4/1/05                                                           35,000,000          34,991,749
1.50%, 2/28/05                                                          50,000,000          50,000,000
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 1.72%, 12/27/04                       96,500,000          96,098,882
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.375%, 2/18/05                                                         50,000,000          50,000,000
1.40%, 2/25/05                                                          25,000,000          25,000,000
1.55%, 5/4/05                                                           35,000,000          35,000,000
1.60%, 5/13/05                                                          25,000,000          25,000,000
1.61%, 10/4/04                                                         100,000,000          99,986,583
1.66%, 5/20/05                                                          50,000,000          50,000,000
1.75%, 5/23/05                                                         100,000,000         100,000,000
1.80%, 12/15/04                                                        100,000,000          99,625,000
---------------------------------------------------------------------------------------------------------
FNMA Master Credit Facility:
1.61%, 10/1/04                                                          50,000,000          50,000,000
1.75%, 12/1/04                                                          88,000,000          87,739,052
1.77%, 12/1/04                                                         100,000,000          99,700,083
                                                                                      -------------------
Total U.S. Government Agencies (Cost $903,141,349)                                         903,141,349

---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 6.65% in joint repurchase agreement (Principal
Amount/Value $200,000,000, with a maturity value of $200,010,500) with Bear
Stearns & Co., Inc., 1.89%, dated 9/30/04, to be repurchased at $13,300,698 on
10/1/04, collateralized by Federal National Mortgage Assn., 5%-- 5.50%,
7/1/33--9/1/34, with a value of $205,464,103 (Cost $13,300,000)         13,300,000          13,300,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $20,775,582,174)                            99.9%     20,775,582,174
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                0.1          27,499,224
                                                                       ----------------------------------
Net Assets                                                                   100.0%   $ 20,803,081,398
                                                                       ==================================



Footnotes to Statement of Investments


Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,107,628,155, or 29.36% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,422,017,197 or 6.84% of the Trust's net assets as of September 30, 2004.
4. Illiquid security.


SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

            (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)